SCHEDULE OF TAXES PAYABLE (Details) - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Income Tax Disclosure [Abstract]
Corporate income tax payable	$ 979,098	$ 875,973
Other tax payable	28,384	139,471
Total taxes payable	$ 1,007,482	$ 1,015,444